Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Precision Limited Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	Canada
Ownership interest	100.00%	100.00%
Precision Drilling Canada Limited Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	Canada
Ownership interest	100.00%	100.00%
Precision Diversified Oilfield Services Corp [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	Canada
Ownership interest	100.00%	100.00%
Precision Directional Services Ltd [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	Canada
Ownership interest	100.00%	100.00%
Precision Drilling (US) Corporation [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	United States
Ownership interest	100.00%	100.00%
Precision Drilling Company LP [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	United States
Ownership interest	100.00%	100.00%
Precision Completion and Production Services Ltd [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	United States
Ownership interest	100.00%	100.00%
Precision Directional Services Inc [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	United States
Ownership interest	100.00%	100.00%
Grey Wolf Drilling Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	Barbados
Ownership interest	100.00%	100.00%
Grey Wolf Drilling Barbados Ltd [Member]
Disclosure of subsidiaries [Line Items]
Country of incorporation	Barbados
Ownership interest	100.00%	100.00%